REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Revenue From Contracts With Customers [Abstract]
Schedule of revenues by timing of revenue recognition
	Six months ended June 30,
	2024	2023
	Unaudited

Revenue recognized at a point in time	$3,849	$496
Revenue recognized over time	1,255	799

	$5,104	$1,295